Subsequent Events - Additional Information (Detail) $ in Millions	Oct. 14, 2021 MWh	Jul. 12, 2021	Jan. 11, 2021 USD ($)
JO RI Solar LLC [Member] | Membership Interest Purchase Agreement [Member]
Disposal group, Including discontinued operation, Description and timing of disposal	On October 14, 2021, the Company was notified by a third party of its intent to exercise an option under an existing Membership Interest Purchase Agreement to purchase JO RI Solar, LLC, a subsidiary of the Company which owns and operates a solar energy facility located in Rhode Island with a nameplate capacity of 4.1 MW. The Company classified the assets and liabilities of JO RI Solar, LLC, as held for sale as of this date. The sale is expected to close in the fourth quarter of 2021.
Disposal group, Capacity | MWh	4,100
Subsequent Events [Member] | Seminole Funding Resources LLC [Member]
Repayment of line credit | $			$ 4.9
Subsequent Events [Member] | Altus [Member]
Date of business acquisition		Jul. 12, 2021